Operating Revenues - Summary of Time Charter Revenues (Detail) - Time Charter [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Concentration Risk [Line Items]
Within 1 year:	$ 167,499
2 years:	77,545
3 years:	68,863
4 years:	53,380
5 years:	15,972
More than 5 years:	$ 5,347